Summary of Significant Accounting Policies - Effect of Adoption of ASC 606 on Group's Condensed Consolidated Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues				¥ 6,210,181
Total net revenues	¥ 8,420,751	$ 1,209,565	¥ 7,233,151
Cost of revenues			(820,288)
Gross profit	7,460,459	1,071,628	6,412,863	4,851,496
Other income, net			341,391
Operating profit	3,235,792	464,793	2,868,925	2,051,830
Net income attributable to Autohome Inc.	3,199,966	459,646	2,871,015	2,001,619
Previously Reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			7,912,735
Cost of revenues			(1,210,545)
Gross profit			6,702,190
Other income, net			52,064
Operating profit			2,868,925
Net income attributable to Autohome Inc.			2,871,015
Restatement Adjustment [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			(679,584)
Cost of revenues			390,257
Gross profit			(289,327)
Other income, net			289,327
Media Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues				3,065,832
Total net revenues	3,653,767	524,831	3,508,254
Media Services [Member] | Previously Reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			3,718,748
Media Services [Member] | Restatement Adjustment [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			(210,494)
Leads Generation Services [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues				¥ 2,615,998
Total net revenues	¥ 3,275,544	$ 470,502	2,870,996
Leads Generation Services [Member] | Previously Reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			3,274,619
Leads Generation Services [Member] | Restatement Adjustment [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			(403,623)
Online Marketplace and Others [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			853,901
Online Marketplace and Others [Member] | Previously Reported [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			919,368
Online Marketplace and Others [Member] | Restatement Adjustment [Member]
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Total net revenues			¥ (65,467)